Commitments and Contingencies - Schedule of Rent Obligations (Details) (10-K)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
December 31, 2019	$ 4,041,976
December 31, 2020	3,659,620
December 31, 2021	3,230,270
December 31, 2022	2,483,514
December 31, 2023	1,940,765
Thereafter	6,106,601
Total	$ 21,462,746